UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2012

Date of reporting period: 02/29/2012

Item 1 – Schedule of Investments

Schedule of Investments February 29, 2012 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)	Par (000)		Value
Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.47%, 11/25/35	USD	221	$213,436
BA Credit Card Trust, Series 2008- A7, Class A7, 0.95%, 12/15/14		1,000	1,002,493
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.74%, 2/25/35		258	189,020
Chase Issuance Trust, Series 2007-A9, Class A9, 0.28%, 6/16/14		2,200	2,200,204
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33		335	328,608
Countrywide Asset-Backed Certificates, Series 2005-11, Class AF4, 5.21%, 2/25/36		700	406,821
Discover Card Master Trust, Series 2009-A1, Class A1, 1.55%, 12/15/14		1,000	1,003,776
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.22%, 12/25/34		178	129,918
Morgan Stanley ABS Capital I, Series 2005-WMC1, Class M2, 0.98%, 1/25/35		150	118,743
Morgan Stanley Capital, Inc., Series 2003-HE1, Class M1, 1.44%, 5/25/33		319	241,135
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.50%, 10/25/35		121	113,927
Total Asset-Backed Securities – 3.6%			5,948,081

Common Stocks (b)	Shares
Automobiles — 0.0%
General Motors Co.		661	17,199
Media — 0.0%
Dex One Corp.		2,135	3,736
Total Common Stocks – 0.0%			20,935

Corporate Bonds	Par (000)		Value
Biotechnology — 0.5%
Gilead Sciences, Inc., 4.50%, 4/01/21	USD	800	$856,758
Capital Markets — 2.6%
Credit Suisse:
2.20%, 1/14/14		500	504,083
4.38%, 8/05/20		500	508,370
The Goldman Sachs Group, Inc.:
5.25%, 7/27/21		500	500,817
6.75%, 10/01/37		500	501,057
KKR Group Finance Co., 6.38%, 9/29/20 (c)		200	212,843
Lazard Group LLC, 6.85%, 6/15/17		500	543,481
Merrill Lynch & Co., Inc., 6.88%, 4/25/18		700	761,846
Morgan Stanley:
6.00%, 4/28/15		300	316,017
5.50%, 1/26/20		100	98,072
5.50%, 7/28/21		300	297,230
			4,243,816
Chemicals — 0.3%
Ineos Finance Plc, 9.00%, 5/15/15 (c)		100	106,000
Ineos Group Holdings Plc, 7.88%, 2/15/16 (c)	EUR	75	88,431
RPM International, Inc., 6.25%, 12/15/13	USD	50	53,004
RPM United Kingdom G.P., 6.70%, 11/01/15 (c)		200	222,752
			470,187
Commercial Banks — 2.2%
Banco do Brasil SA, 5.88%, 1/26/22 (c)		1,000	1,027,500
CIT Group, Inc., 7.00%, 5/02/17 (c)		200	200,250
Discover Bank, 8.70%, 11/18/19		400	481,477
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	399,600
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (c)		200	199,000
HSBC Finance Corp., 6.68%, 1/15/21		300	321,048
HSBC Holdings Plc, 6.50%, 9/15/37		400	440,920
Regions Financial Corp., 7.75%, 11/10/14		200	213,540
SVB Financial Group, 5.38%, 9/15/20		300	323,822
			3,607,157
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 6.75%, 4/06/21 (c)		300	297,372

FDP SERIES, INC.	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Computers & Peripherals — 0.3%
Hewlett-Packard Co., 4.30%, 6/01/21	USD	500	$523,790
Construction Materials — 0.1%
Cemex SAB de C.V., 9.00%, 1/11/18 (c)		200	185,000
Consumer Finance — 0.6%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	679,143
Ford Motor Credit Co. LLC:
5.00%, 5/15/18	USD	150	158,107
8.13%, 1/15/20		100	124,695
			961,945
Diversified Financial Services — 2.6%
Ally Financial, Inc.:
6.88%, 8/28/12		200	203,500
8.00%, 12/31/18		50	53,750
7.50%, 9/15/20		100	110,125
Bank of America Corp., 5.63%, 10/14/16		1,200	1,252,770
Citigroup, Inc., 5.00%, 9/15/14		400	416,421
General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	583,309
JPMorgan Chase & Co.:
1.36%, 1/24/14 (a)		500	502,096
4.25%, 10/15/20		700	724,123
Moody’s Corp., 5.50%, 9/01/20		400	425,727
			4,271,821
Diversified Telecommunication Services — 1.0%
CenturyLink, Inc., 6.45%, 6/15/21		600	635,248
Frontier Communications Corp.:
8.25%, 4/15/17		100	108,000
8.50%, 4/15/20		100	108,250
Telecom Italia Capital SA:
4.95%, 9/30/14		250	252,187
7.00%, 6/04/18		500	515,000
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	119,438
			1,738,123
Electric Utilities — 0.6%
Dominion Resources, Inc., Series D, 8.88%, 1/15/19		600	809,237
Georgia Power Co., 5.40%, 6/01/40		100	119,134
			928,371
Energy Equipment & Services — 0.5%
Cie Generale de Geophysique - Veritas, 6.50%, 6/01/21		100	102,500
Weatherford International Ltd., 7.00%, 3/15/38		600	717,908
			820,408

Corporate Bonds	Par (000)		Value
Food & Staples Retailing — 0.9%
CVS Caremark Corp., 5.75%, 6/01/17	USD	300	$358,070
Rite Aid Corp.:
9.75%, 6/12/16		100	110,500
8.00%, 8/15/20		100	114,000
Safeway, Inc., 3.95%, 8/15/20		600	603,117
Woolworths Ltd., 4.00%, 9/22/20 (c)		300	312,075
			1,497,762
Food Products — 2.1%
Bunge Ltd. Finance Corp.:
5.88%, 5/15/13		300	313,239
5.10%, 7/15/15		400	426,916
Corn Products International, Inc., 4.63%, 11/01/20		300	317,484
The JM Smucker Co., 3.50%, 10/15/21		1,000	1,034,099
Kraft Foods, Inc., 5.38%, 2/10/20		800	932,765
Pinnacle Foods Finance LLC, 8.25%, 9/01/17		100	108,250
Sigma Alimentos SA de C.V., 5.63%, 4/14/18 (c)		200	207,500
Wm. Wrigley Jr. Co., 3.05%, 6/28/13 (c)		200	203,132
			3,543,385
Health Care Equipment & Supplies — 0.4%
PerkinElmer, Inc., 5.00%, 11/15/21		600	634,826
Health Care Providers & Services — 1.1%
Coventry Health Care, Inc., 6.30%, 8/15/14		750	820,883
Medco Health Solutions, Inc., 7.13%, 3/15/18		800	951,335
			1,772,218
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		300	328,500
MGM Mirage, 6.63%, 7/15/15		100	101,250
			429,750
Independent Power Producers & Energy Traders — 0.1%
Texas Competitive Electric Holdings Co. LLC:
11.50%, 10/01/20 (c)		200	135,000
15.00%, 4/01/21		100	42,000
			177,000
Industrial Conglomerates — 0.0%
Hutchison Whampoa International (03/33), Ltd., 7.45%, 11/24/33 (c)		50	65,857
Insurance — 0.4%
Aflac, Inc., 8.50%, 5/15/19		100	130,164

FDP SERIES, INC.	FEBRUARY 29, 2012	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Insurance (concluded)
PRICOA Global Funding I, 5.45%, 6/11/14 (c)	USD	300	$322,237
Willis Group Holdings Plc, 5.75%, 3/15/21		200	218,114
			670,515
IT Services — 0.2%
VeriFone Holdings, Inc., 1.38%, 6/15/12 (c)(d)		285	317,775
Media — 1.6%
Clear Channel Communications, Inc., 9.00%, 3/01/21		200	184,000
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20 (c)		100	100,000
DIRECTV Holdings LLC, 4.60%, 2/15/21		200	216,975
Intelsat Luxemburg SA, 11.25%, 2/04/17		50	51,562
News America, Inc., 7.25%, 5/18/18		400	484,819
Time Warner Cable, Inc., 6.75%, 7/01/18		700	860,296
Time Warner, Inc., 6.10%, 7/15/40		200	237,178
Viacom, Inc., 3.50%, 4/01/17		500	536,624
			2,671,454
Metals & Mining — 1.0%
Cliffs Natural Resources, Inc., 4.80%, 10/01/20		200	211,554
Rio Tinto Finance USA Ltd., 4.13%, 5/20/21		1,000	1,092,673
Teck Resources Ltd., 4.50%, 1/15/21		300	321,564
			1,625,791
Multi-Utilities — 0.3%
CenterPoint Energy, Inc., 6.50%, 5/01/18		300	354,441
CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	233,696
			588,137
Oil, Gas & Consumable Fuels — 3.1%
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	596,569
Chesapeake Energy Corp., 6.63%, 8/15/20		200	209,000
CNPC HK Overseas Capital Ltd., 5.95%, 4/28/41 (c)		200	226,233
Energy Transfer Equity LP, 7.50%, 10/15/20		100	114,500
ENI SpA, 4.15%, 10/01/20 (c)		300	302,212
Enogex LLC, 6.25%, 3/15/20 (c)		400	450,249
Enterprise Products Operating LLC:
5.20%, 9/01/20		100	113,436
7.03%, 1/15/68 (a)		200	214,000

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (concluded)
Gaz Capital for Gazprom, 6.21%, 11/22/16 (c)	USD	500	$548,125
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (c)		200	212,250
Plains Exploration & Production Co., 6.63%, 5/01/21		200	216,000
Samson Investment Co., 9.75%, 2/15/20 (c)		100	105,250
SandRidge Energy, Inc., 8.75%, 1/15/20		100	106,500
Valero Energy Corp., 9.38%, 3/15/19		800	1,063,650
Woodside Finance Ltd., 4.50%, 11/10/14 (c)		600	628,504
			5,106,478
Paper & Forest Products — 0.0%
NewPage Corp., 11.38%, 12/31/14 (b)(e)		100	60,250
Real Estate Investment Trusts (REITs) — 0.9%
Boston Properties LP, 5.63%, 11/15/20		100	115,001
ERP Operating LP, 5.75%, 6/15/17		500	568,608
Healthcare Realty Trust, Inc., 6.50%, 1/17/17		500	551,846
KimCo Realty Corp., 6.88%, 10/01/19		200	235,423
			1,470,878
Real Estate Management & Development — 0.1%
Forest City Enterprises, Inc., 7.63%, 6/01/15		100	98,500
Semiconductors & Semiconductor Equipment — 0.1%
Freescale Semiconductor, Inc.:
9.25%, 4/15/18 (c)		75	82,500
10.75%, 8/01/20		134	148,070
			230,570
Tobacco — 0.7%
Altria Group, Inc., 9.70%, 11/10/18		500	680,520
Reynolds American, Inc., 7.63%, 6/01/16		350	422,092
			1,102,612
Transportation Infrastructure — 0.2%
DP World Ltd., 6.85%, 7/02/37 (c)		380	361,000
Wireless Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, 7.50%, 4/01/21		100	105,750
Sprint Nextel Corp., 7.00%, 3/01/20 (c)		200	203,250
			309,000
Total Corporate Bonds – 25.1%			41,638,506

FDP SERIES, INC.	FEBRUARY 29, 2012	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)			Value
Aerospace & Defense — 0.1%
TransDigm, Inc.:
Tranche B1 Term Loan, 4.00%, 2/14/17	USD	185		$184,973
Tranche B2 Term Loan, 4.00%, 2/14/17		28		28,023
				212,996
Building Products — 0.1%
Goodman Global, Inc., Initial Term Loan, 5.75%, 10/28/16		152		152,288
Chemicals — 0.1%
Ashland, Inc., Term Loan B, 3.75%, 8/23/18		128		128,502
Tronox Pigments (Netherlands) B.V.:
Delayed Draw Term Loan, 1.00%, 2/08/18		21		20,594
Closing Date Term Loan, 4.25%, 2/08/18		76		75,513
				224,609
Commercial Services & Supplies — 0.5%
ARAMARK Corp.:
Extended Synthetic LC, 2.17%, 1/26/14		—	(f)	122
Extended Synthetic LC, 3.40%, 7/26/16		14		14,358
Extended Term Loan B, 3.83%, 7/26/16		220		218,310
Term Loan B, 2.45%, 1/27/14		2		1,512
Interactive Data Corp., Term Loan B, 4.50%, 2/11/18		241		240,659
KAR Auction Services, Inc., Term Loan, 5.00%, 5/19/17		280		279,267
				754,228
Consumer Finance — 0.1%
MoneyGram Payment Systems, Inc.:
Term Loan, 4.50%, 11/18/17		155		153,822
Term B-1 Loan, 4.50%, 11/18/17		24		23,781
				177,603
Containers & Packaging — 0.2%
Reynolds Group Holdings, Inc.:
Tranche B Term Loan, 6.50%, 2/09/18		148		149,370
Tranche C Term Loan, 6.50%, 8/09/18		265		268,204
				417,574
Diversified Financial Services — 0.1%
TransUnion LLC, Term Loan, 4.75%, 2/10/18		198		198,097

Floating Rate Loan Interests (a)	Par (000)		Value
Diversified Telecommunication Services — 0.3%
Intelsat Jackson Holdings S.A. (FKA Intelsat Jackson Holdings Ltd.), Tranche B Term Loan, 5.25%, 4/02/18	USD	473	$471,915
Electronic Equipment, Instruments & Components — 0.0%
Flextronics International Ltd., Delayed Draw:
A-1-B Delayed Draw Term Loan, 2.49%, 10/01/14		7	6,629
Term Loan A-2, 2.49%, 10/01/14		27	27,180
Term Loan A-3, 2.52%, 10/01/14		24	23,284
			57,093
Food Products — 0.3%
Del Monte Foods Co., Initial Term Loan, 4.50%, 3/08/18		432	423,199
Health Care Equipment & Supplies — 0.2%
Bausch & Lomb, Inc.:
Delayed Draw Term Loan, 3.49%, 4/28/15		61	60,636
Parent Term Loan, 3.49% - 3.83%, 4/28/15		249	248,474
			309,110
Health Care Providers & Services — 0.8%
Community Health Systems, Inc., Extended Term Loan, 3.99% - 5.75%, 1/25/17		450	445,015
DaVita, Inc., Tranche B Term Loan, 4.50%, 10/20/16		155	155,602
HCA, Inc.:
Term Loan B-1, 2.49%, 11/18/13		50	49,719
Tranche B-2 Term Loan, 3.83%, 3/31/17		392	386,592
Universal Health Services, New Tranche B Term Loan, 3.75%, 11/15/16		334	332,437
			1,369,365
Hotels, Restaurants & Leisure — 0.4%
Ameristar Casinos, Inc., B Term Loan, 4.00%, 4/14/18		127	127,451
Burger King Holdings, Inc., Tranche B Term Loan, 4.50%, 10/19/16		448	446,431
DineEquity, Inc., Term B-1 Loan, 4.25% - 5.25%, 10/19/17		130	129,929
			703,811
IT Services — 0.2%
Fidelity National Information Services, Inc.:
Term A-2 Loans, 2.52%, 7/18/14		43	42,665

FDP SERIES, INC.	FEBRUARY 29, 2012	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (a)	Par (000)		Value
IT Services (concluded)
Fidelity National Information Services, Inc. (concluded):
Term Loan B, 4.25%, 7/18/16	USD	118	$118,556
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche B US Term Loan, 3.99% - 4.15%, 2/28/16		137	136,494
			297,715
Machinery — 0.3%
RBS Global, Inc. (Rexnord), Tranche B-1 Term B Loan, 2.75% - 3.06%, 7/22/13		213	211,459
Terex Corp., US Term Loan, 5.50%, 4/28/17		178	179,441
Tomkins LLC and Tomkins, Inc., Term Loan B-1, 4.25%, 9/29/16		128	128,012
			518,912
Media — 0.4%
Cinemark USA, Inc., Extended Term Loan, 3.50% - 3.83%, 4/30/16		99	99,306
CSC Holdings, Inc. (Cablevision):
Incremental Term Loan B-2, 1.99%, 3/29/16		59	58,361
Incremental Term Loan B-3, 1.99%, 3/29/16		54	53,766
Regal Cinemas Corp., Term Loan, 3.58%, 8/23/17		149	148,298
Sinclair Television Group, Inc.:
Freedom Incremental Tranche B Term Loan, 4.00%, 10/28/16		71	70,364
New Tranche B Term Loan, 4.00%, 10/28/16		66	65,795
TWCC Holding Corp., Term Loan, 4.25%, 2/11/17		147	147,577
UPC Financing Partnership, Term Loan T, 3.77%, 12/31/16		105	103,287
			746,754
Metals & Mining — 0.2%
American Rock Salt Co. LLC, Initial Loan, 5.50%, 4/25/17		185	171,895
Walter Energy, Inc., Term Loan B, 4.00%, 4/01/18		126	125,638
			297,533
Paper & Forest Products — 0.1%
NewPage Corp., DIP Term Loan, 8.00%, 3/07/13		222	223,581
Pharmaceuticals — 0.2%
Warner Chilcott Co. LLC:
Term Loan B-1, 4.25%, 3/15/18		127	126,996
Term Loan B-2, 4.25%, 3/15/18		64	63,498

Floating Rate Loan Interests (a)	Par (000)		Value
Pharmaceuticals (concluded)
WC Luxco Sarl, Term Loan B-3, 4.25%, 3/15/18	USD	88	$87,310
			277,804
Road & Rail — 0.2%
The Hertz Corp.,:
Credit Linked Deposit, 3.75%, 3/11/18		82	77,301
Tranche B Term Loan, 3.75%, 3/11/18		199	197,972
			275,273
Specialty Retail — 0.2%
BJ’s Wholesale Club, Inc., Initial Loan, 7.00%, 9/30/18		274	276,254
Textiles, Apparel & Luxury Goods — 0.3%
Visant Corp., New Loan, 5.25%, 12/22/16		490	469,662
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Term Loan, 3.75%, 6/30/18		94	93,603
Total Floating Rate Loan Interests – 5.4%			8,948,979

Foreign Agency Obligations
Argentina Bonos, 0.79%, 8/03/12 (a)		45		42,095
Australia Government Bond, Series 123, 5.75%, 4/15/12	AUD	970		1,042,233
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/01/17	BRL	2,800	(g)	1,605,986
Hungary Government International Bond, 3.88%, 2/24/20	EUR	40		40,182
Ireland Government Bond:
4.60%, 4/18/16		33		42,955
4.50%, 10/18/18		34		41,086
4.40%, 6/18/19		64		75,265
5.90%, 10/18/19		149		191,525
4.50%, 4/18/20		110		126,856
5.00%, 10/18/20		186		216,517
5.40%, 3/13/25		171		200,099
Israel Government Bond:
4.00%, 3/30/12	ILS	215		59,018
5.00%, 3/31/13		318		90,152
3.50%, 9/30/13		643		174,823
Korea Treasury Bond:
Series 1206, 4.00%, 6/10/12	KRW	2,877,500		2,576,032
Series 1209, 5.25%, 9/10/12		340,000		306,768
Series 1212, 4.25%, 12/10/12		660,000		593,701
Series 1303, 5.25%, 3/10/13		9,900		9,009
Series 1312, 3.00%, 12/10/13		210,000		186,407

FDP SERIES, INC.	FEBRUARY 29, 2012	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Foreign Agency Obligations	Par (000)			Value
Lithuania Government International Bond (c):
6.75%, 1/15/15	USD	130		$139,490
7.38%, 2/11/20		310		349,153
Malaysia Government Bond:
Series 0108, 3.46%, 7/31/13	MYR	825		277,584
Series 0109, 2.51%, 8/27/12		915		304,865
Series 0507, 3.70%, 5/15/13		260		87,633
Series 0509, 3.21%, 5/31/13		450		150,824
Series 2/03, 4.24%, 2/07/18		2,250		787,200
Series 2/04, 5.09%, 4/30/14		70		24,416
Series 3/03, 3.70%, 2/25/13		2,414		812,348
Series 5/06, 3.72%, 6/15/12		279		93,347
Mexican Bonos:
Series M, 9.00%, 6/20/13	MXN	4,080	(h)	334,776
Series MI 10, 9.00%, 12/20/12		4,600	(h)	370,479
Series MI 10, 8.00%, 12/19/13		9,080	(h)	745,548
New South Wales Treasury Corp.:
Series 12, 6.00%, 5/01/12	AUD	1,700		1,828,398
Series 813, 5.50%, 8/01/13		90		98,289
Peru Government Bond, 7.84%, 8/12/20	PEN	615	(i)	266,331
Philippine Government Bond, Series 7-43, 8.75%, 3/03/13	PHP	4,350		107,570
Poland Government Bond:
Series 0113, 6.25%, 1/25/13 (j)		770		238,598
Series 0412, 4.75%, 4/25/12	PLN	2,765		892,736
Series 0414, 5.75%, 4/25/14		1,810		596,488
Series 0713 5.35%, 7/25/13 (j)		2,490		755,885
Series 1013, 5.00%, 10/24/13		1,105		358,780
Poland Government International Bond, 6.38%, 7/15/19	USD	340		397,800
Queensland Treasury Corp.:
6.00%, 8/21/13	AUD	190		208,407
Series 13, 6.00%, 8/14/13		70		76,984
Republic of Ghana, 8.50%, 10/04/17 (c)	USD	100		111,250
Republic of Hungary:
3.50%, 7/18/16	EUR	20		22,309
4.38%, 7/04/17		45		50,409
5.75%, 6/11/18		95		111,539
6.25%, 1/29/20	USD	150		141,375
Russian Government International Bond (k):
7.50%, 3/31/30		519		618,908
7.50%, 3/31/30 (c)		299		356,915
South Africa Government International Bond, 5.88%, 5/30/22		700		819,000
Sweden Government Bond:
Series 1046, 5.50%, 10/08/12	SEK	10,500		1,626,262
Series 1055, 1.50%, 8/30/13		8,850		1,349,881

Foreign Agency Obligations	Par (000)		Value
Ukraine Government International Bond, 7.95%, 2/23/21 (c)	USD	200	$182,000
United Kingdom Gilt:
5.00%, 3/07/12	GBP	847	1,348,358
5.25%, 6/07/12		47	75,741
Venezuela Government International Bond, 10.75%, 9/19/13	USD	80	83,600
Vietnam Government International Bond, 6.75%, 1/29/20 (c)		320	348,000
Western Australia Treasury Corp.:
Series 12, 5.50%, 7/17/12	AUD	205	220,923
Series 13, 8.00%, 6/15/13		110	123,544

Total Foreign Agency Obligations – 15.4%			25,514,652

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Bear Stearns Alt-A Trust, Series 2004-13, Class A2, 1.12%, 11/25/34 (a)	USD	131	98,436
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-J8, Class 3A3, 5.50%, 12/25/34		49	49,143
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-W, Class A9, 2.61%, 11/25/34 (a)		254	249,377
Series 2007-3, Class 3A1, 5.50%, 4/25/22		190	198,547
			595,503
Commercial Mortgage-Backed Securities — 4.3%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 2.00%, 11/15/15 (a)(c)		474	442,800
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		570	452,549
Class AM, 5.68%, 7/10/46		500	521,904
Bear Stearns Commercial Mortgage Securities (a):
Series 2006-PW11, Class AJ, 5.45%, 3/11/39		450	420,982
Series 2006-PW13, Class AJ, 5.61%, 9/11/41		600	501,491
Series 2006-T24, Class AM, 5.57%, 10/12/41		500	542,274

FDP SERIES, INC.	FEBRUARY 29, 2012	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities (a) (concluded):
Series 2006-T24, Class B, 5.66%, 10/12/41 (c)	USD	148	$88,800
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.70%, 12/10/49 (a)		506	530,979
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2005-CD1, Class AJ, 5.23%, 7/15/44 (a)		665	645,565
Series 2006-CD3, Class AJ, 5.69%, 10/15/48		425	278,454
Credit Suisse Mortgage Capital Certificates, Series 2006-TF2A, Class A2, 0.42%, 10/15/21 (c)		90	83,473
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	434,901
Greenwich Capital Commercial Funding Corp., Series 2005- GG5, Class B, 5.31%, 4/10/37 (a)		350	124,699
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		539	600,324
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB14, Class AM, 5.45%, 12/12/44 (a)		400	415,328
Series 2006-CB17, Class AM, 5.46%, 12/12/43		300	299,836
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, 5.45%, 9/15/39 (a)		500	458,065
Wachovia Bank Commercial Mortgage Trust, Series 2007- WHL8, Class A1, 0.33%, 6/15/20 (a)(c)		389	362,122
			7,204,546
Total Non-Agency Mortgage-Backed Securities – 4.7%			7,800,049

Other Interests (l)	Beneficial Interest (000)		Value
Automobiles — 0.0%
General Motors II	USD	7	—
Total Other Interests – 0.0%			—

Preferred Securities
Capital Trusts	Par (000)
Commercial Banks — 0.9%
Bank of America Corp., Series M, 8.13% (a)(m)	300	$305,397
Fifth Third Capital Trust IV, 6.50%, 4/15/37 (a)	500	496,250
Wachovia Capital Trust III, 5.57% (a)(m)	750	687,188
		1,488,835
Consumer Finance — 0.1%
Capital One Capital VI, 8.88%, 5/15/40	100	103,344
Diversified Financial Services — 0.8%
JPMorgan Chase & Co., 7.90% (a)(m)	575	625,531
JPMorgan Chase Capital XXII, 6.45%, 1/15/87	700	703,500
		1,329,031
Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66	600	592,397
Total Capital Trusts – 2.1%		3,513,607

Trust Preferreds	Shares
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (a)	3,800	89,224
Total Trust Preferreds – 0.1%		89,224
Total Preferred Securities – 2.2%		3,602,831

FDP SERIES, INC.	FEBRUARY 29, 2012	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

Taxable Municipal Bonds	Par (000)		Value
City & County of San Francisco California, GO, Build America Bonds, 5.93%, 6/15/28	USD	265	$304,848
City of Chicago Illinois, Refunding RB, Second Lien, 5.25%, 11/01/38		250	272,558
City of Tulare California, RB, Build America Bonds (AGM), 8.75%, 11/15/44		125	136,135
New York City Industrial Development Agency, 11.00%, 3/01/29 (c)		100	124,689
State of California, GO, Various Purpose, 6.00%, 11/01/39		210	245,045
State of Illinois, GO, 5.88%, 3/01/19		495	546,727
Total Taxable Municipal Bonds – 1.0%			1,630,002

US Government Sponsored Agency Securities
Agency Obligations — 2.7%
Fannie Mae, 5.38%, 6/12/17	1,000	1,216,359
Freddie Mac:
2.88%, 2/09/15	2,000	2,146,764
6.25%, 7/15/32	800	1,153,439
		4,516,562
Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.49%, 2/25/37 (a)	910	905,859
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32	1,000	1,094,562
		2,000,421
Mortgage-Backed Securities — 23.2%
Fannie Mae Mortgage-Backed Securities:
1.66%, 5/01/33 (a)	14	13,878
1.88%, 10/01/32 (a)	141	146,649
2.19%, 4/01/35 (a)	21	20,811
2.21%, 4/01/35 (a)	262	273,087
2.47%, 9/01/34 (a)	527	545,328
3.50%, 12/15/42 (n)	750	775,078
4.00%, 12/15/42 (n)	5,800	6,102,688
4.50%, 12/15/42 (n)	3,315	3,532,029
5.00%, 8/01/35 - 12/15/42 (n)	6,825	7,369,011
5.50%, 11/01/34 - 3/01/36	4,046	4,463,486
6.00%, 6/01/21 - 9/01/38	1,893	2,093,865
6.50%, 1/01/36	201	228,559
Freddie Mac Mortgage-Backed Securities:
2.53%, 11/01/27 (a)	267	276,457
2.54%, 9/01/32 (a)	14	14,918
2.59%, 4/01/32 (a)	88	92,433
4.00%, 12/15/42 (n)	4,040	4,237,581
4.50%, 9/01/20 - 12/15/42 (n)	2,531	2,689,374
5.00%, 7/01/23 - 12/15/42 (n)	2,829	3,045,359

US Government Sponsored Agency Securities	Par (000)		Value
Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (concluded):
5.50%, 11/01/37	USD	21	$22,844
6.00%, 10/01/21 - 12/15/42 (n)		410	447,473
6.50%, 9/01/38		88	98,274
Ginnie Mae Mortgage-Backed Securities, 6.50%, 12/20/37 - 7/15/38		474	542,598
			37,031,780
Total US Government Sponsored Agency Securities – 26.3%			43,548,763

US Treasury Obligations
US Treasury Bonds:
5.50%, 8/15/28	1,200	1,660,500
6.13%, 8/15/29	400	593,625
4.50%, 2/15/36	200	254,312
4.75%, 2/15/37	750	989,648
5.00%, 5/15/37	400	546,500
4.25%, 5/15/39	1,200	1,478,813
4.63%, 2/15/40	2,200	2,874,093
4.38%, 5/15/40	900	1,131,890
3.88%, 8/15/40	500	579,609
3.13%, 11/15/41	700	705,797
US Treasury Inflation Indexed Bonds:
2.00%, 1/15/16	1,137	1,294,618
0.13%, 4/15/16	1,534	1,631,136
US Treasury Notes:
1.75%, 8/15/12	2,900	2,921,298
1.38%, 2/15/13	3,100	3,134,754
2.75%, 10/31/13	600	624,492
4.25%, 11/15/13	2,000	2,134,610
2.00%, 11/30/13	2,800	2,883,236
1.75%, 3/31/14	3,300	3,397,710
1.88%, 4/30/14	1,100	1,136,437
2.25%, 1/31/15	1,000	1,052,344
4.00%, 2/15/15	1,000	1,104,375
2.50%, 4/30/15	2,900	3,083,515
4.13%, 5/15/15	500	557,774
4.25%, 8/15/15	1,100	1,239,218
4.50%, 11/15/15	400	457,406
4.88%, 8/15/16	3,600	4,249,969
4.63%, 11/15/16	900	1,057,992
4.63%, 2/15/17	1,000	1,181,797
4.50%, 5/15/17	350	413,547
3.63%, 2/15/21	500	576,992
Total US Treasury Obligations – 27.1%		44,948,007

FDP SERIES, INC.	FEBRUARY 29, 2012	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)

Warrants (o)	Shares	Value
Automobiles — 0.0%
General Motors Co. (Expires 7/10/16)	600	$10,182
General Motors Co. (Expires 7/10/19)	600	6,888
Total Warrants – 0.0%		17,070
Total Long-Term Investments (Cost – $176,731,881) – 110.8%		183,617,975

Short-Term Securities
Foreign Agency Obligations	Par (000)
Israel — 0.3%
Israel Treasury Bill – Makam, Series 0412, 3.06% – 3.32%, 4/04/12 (p)	ILS	1,800	474,654
Malaysia — 0.3%
Bank Negara Malaysia Monetary Notes:
Series 0112, 2.85%, 8/02/12 (p)	MYR	30	9,894
Series 0212, 2.79% – 2.94%, 1/10/13 (p)		75	24,418
Series 0312, 2.93%, 4/17/12 (p)		9	2,993
Series 0412, 2.81% – 2.86%, 8/14/12 (p)		30	9,885
Series 0512, 2.84% – 2.94%, 1/17/13 (p)		90	29,283
Series 0612, 2.87% – 2.88%, 8/09/12 (p)		40	13,024
Series 0712, 2.79%, 10/25/12 (p)		15	4,913
Series 0912, 2.79%, 11/01/12 (p)		30	9,822
Series 1012, 2.79%, 12/20/12 (p)		143	46,675
Series 1112, 2.79% – 2.81%, 2/19/13 (p)		100	32,489
Series 1412, 2.81%, 2/26/13 (p)		10	3,247
Series 1611, 2.65%, 3/29/12 (j)		25	8,329
Series 3111, 2.85% – 2.93%, 5/29/12 (p)		95	31,495
Series 4711, 2.66% – 2.97%, 4/05/12 (p)		145	48,281
Series 5711, 2.76% – 2.96%, 3/01/12 (p)		65	21,700
Series 5811, 2.83% – 2.87%, 4/12/12 (p)		70	23,292

Foreign Agency Obligations	Par (000)		Value
Malaysia (concluded)
Bank Negara Malaysia Monetary Notes (concluded):
Series 6111, 2.90%, 4/19/12 (p)	MYR	60	$19,953
Series 6211, 2.74% – 2.96%, 6/14/12 (p)		185	61,256
Series 6511, 2.88% – 2.93%, 4/26/12 (p)		29	9,638
Series 6811, 2.74% – 2.75%, 5/17/12 (p)		70	23,230
Series 7011, 2.96%, 3/06/12 (p)		30	10,011
Series 7111, 2.93%, 4/17/12 (p)		12	3,991
Series 7611, 2.79% – 2.86%, 9/27/12 (p)		60	19,698
Series 8011, 2.83%, 10/18/12 (p)		80	26,211
Malaysia Treasury Bill:
Series 182, 2.74%, 4/13/12 (p)		90	29,948
Series 364, 2.64%, 3/23/12 (j)		10	3,333
Series 364, 2.66%, 7/27/12 (p)		20	6,599
			533,608
Norway — 1.2%
Norway Treasury Bill, 4.28%, 6/20/12 (j)	NOK	11,070	1,969,424
Foreign Agency Obligations – 1.8%			2,977,686

Time Deposits
Europe — 0.0%
Brown Brothers Harriman & Co., 0.05%, 3/01/12	EUR	7	6,664
Norway — 0.0%
Brown Brothers Harriman & Co., 0.40%, 3/01/12	NOK	6	6,103
Sweden — 0.0%
Brown Brothers Harriman & Co., 0.45%, 3/01/12	SEK	27	26,982
United Kingdom — 0.0%
JPMorgan Chase Bank NA, 0.10%, 3/01/12	GBP	15	15,330

FDP SERIES, INC.	FEBRUARY 29, 2012	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund (Percentages shown are based on Net Assets)

	Par (000)		Value
Time Deposits

United States — 1.7%
JPMorgan Chase Bank NA, 0.01%, 3/01/12	USD	2,807	$2,806,545
Total Time Deposits – 1.7%			2,861,624
Total Short-Term Securities (Cost – $5,898,733) – 3.5%			5,839,310
Total Investments (Cost - $182,630,614*) – 114.3%			189,457,185
Liabilities in Excess of Other Assets – (14.3)%			(23,788,756)
Net Assets – 100.0%			$165,668,429

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$186,051,735
Gross unrealized appreciation	$8,912,395
Gross unrealized depreciation	(5,506,945)
Net unrealized appreciation	$3,405,450

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Convertible security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Amount is less than $500.

(g)	Security trades in units with each unit equal to a par amount of BRL 1,000.

(h)	Security trades in units with each unit equal to a par amount of MXN 100.

(i)	Security trades in units with each unit equal to a par amount of PEN 1,000.

(j)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(m)	Security is perpetual in nature and has no stated maturity date.

(n)	Represents or includes a TBA transaction. Unsettled TBA transactions as of February 29, 2012 were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Banc of America Securities	$9,821,047	$3,199
Barclays Capital, Inc.	$5,720,359	$(3,875)
Credit Suisse Securities (USA) LLC	$699,766	$1,219
JP Morgan Securities, Inc.	$6,047,568	$2,924
RBS Greenwich Capital	$3,532,029	$(518)
UBS Securities	$786,680	$(59)

(o)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(p)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
FKA	Formerly Known As
GBP	British Pound
GO	General Obligation Bonds
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
KRW	South Korean Won
MYR	Malaysian Ringgit
MXN	Mexican New Peso
NZD	New Zealand Dollar
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RB	Revenue Bonds
SEK	Swedish Krona
TBA	To Be Announced
SGD	Singapore Dollar
USD	US Dollar

FDP SERIES, INC.	FEBRUARY 29, 2012	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Financial futures contracts purchased as of February 29, 2012 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
19	2-Year US Treasury Note	Chicago Board of Trade	June 2012	4,184,453	$(1,235)

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	597,819	NOK	3,332,245	Deutsche Bank AG	3/05/12	$1,647
SGD	152,100	USD	119,231	Deutsche Bank AG	3/19/12	2,386
SGD	174,000	USD	136,368	HSBC Bank USA NA	3/19/12	2,761
SGD	218,000	USD	170,459	JPMorgan Chase Bank NA	3/19/12	3,852
CLP	42,351,250	USD	85,000	JPMorgan Chase Bank NA	3/21/12	3,066
SGD	163,700	USD	127,701	Deutsche Bank AG	3/21/12	3,192
SGD	131,000	USD	102,308	HSBC Bank USA NA	3/21/12	2,439
INR	1,047,000	USD	22,348	Deutsche Bank AG	4/11/12	(1,204)
USD	20,978	INR	1,047,000	Deutsche Bank AG	4/11/12	(166)
INR	2,246,000	USD	48,115	Deutsche Bank AG	4/13/12	(2,779)
USD	44,992	INR	2,246,000	Deutsche Bank AG	4/13/12	(344)
CLP	34,940,000	USD	70,980	Morgan Stanley Capital Services Inc.	4/16/12	1,456
INR	1,508,000	USD	32,222	JPMorgan Chase Bank NA	4/16/12	(1,805)
INR	1,481,000	USD	31,457	JPMorgan Chase Bank NA	4/18/12	(1,600)
INR	521,000	USD	11,031	Deutsche Bank AG	4/19/12	(530)
INR	740,000	USD	15,705	JPMorgan Chase Bank NA	4/19/12	(790)
USD	10,430	INR	521,000	Deutsche Bank AG	4/19/12	(71)
CLP	31,310,000	USD	63,253	Morgan Stanley Capital Services Inc.	4/20/12	1,628
INR	1,052,000	USD	22,340	Deutsche Bank AG	4/26/12	(1,173)
USD	21,044	INR	1,052,000	Deutsche Bank AG	4/26/12	(123)
CLP	31,162,000	USD	63,196	JPMorgan Chase Bank NA	4/27/12	1,326
INR	744,000	USD	15,779	JPMorgan Chase Bank NA	4/27/12	(813)
INR	150,000	USD	3,181	JPMorgan Chase Bank NA	4/27/12	(164)
CLP	50,230,000	USD	103,248	Citibank NA	4/30/12	718
INR	745,000	USD	15,817	JPMorgan Chase Bank NA	4/30/12	(842)
INR	13,116,700	USD	279,079	JPMorgan Chase Bank NA	5/04/12	(15,648)
USD	395,590	EUR	282,000	Deutsche Bank AG	5/16/12	19,751
SGD	823,234	USD	664,000	Morgan Stanley Capital Services Inc.	5/18/12	(5,667)
INR	1,425,000	USD	29,862	Deutsche Bank AG	6/01/12	(1,398)
INR	1,646,000	USD	34,865	HSBC Bank USA NA	6/04/12	(2,006)
EUR	208,123	USD	277,928	Deutsche Bank AG	6/06/12	(515)
USD	297,291	EUR	208,123	Deutsche Bank AG	6/06/12	19,879
INR	1,050,000	USD	22,143	Deutsche Bank AG	6/07/12	(1,192)
INR	280,000	USD	5,946	HSBC Bank USA NA	6/08/12	(360)
INR	284,000	USD	6,028	Deutsche Bank AG	6/11/12	(365)
INR	710,000	USD	15,074	HSBC Bank USA NA	6/13/12	(922)
INR	711,000	USD	15,060	Deutsche Bank AG	6/18/12	(900)
INR	648,000	USD	13,674	Deutsche Bank AG	6/20/12	(772)
USD	198,143	EUR	138,600	Brown Brothers Harriman & Co.	7/05/12	13,365
USD	494,447	EUR	348,890	Brown Brothers Harriman & Co.	8/01/12	29,237
USD	51,661	EUR	36,797	Citibank NA	8/08/12	2,594
USD	14,631	EUR	10,398	Citibank NA	8/09/12	765
USD	43,991	EUR	30,592	Barclays Bank Plc	8/23/12	3,194
USD	74,278	EUR	51,776	Barclays Bank Plc	8/24/12	5,230
USD	48,328	EUR	33,526	Barclays Bank Plc	8/27/12	3,617
USD	43,960	EUR	30,707	Deutsche Bank AG	8/29/12	3,008

FDP SERIES, INC.	FEBRUARY 29, 2012	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund

•	Foreign currency exchange contracts as of February 29, 2012 were as follows (concluded):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	301,770	EUR	210,000	Deutsche Bank AG	8/30/12	$21,704
USD	5,901,759	EUR	4,107,000	Deutsche Bank AG	8/30/12	424,471
USD	1,289	EUR	891	Deutsche Bank AG	8/31/12	100
PHP	52,545,000	USD	1,242,845	JPMorgan Chase Bank NA	9/04/12	(28,213)
USD	44,298	EUR	31,549	Barclays Bank Plc	9/10/12	2,219
USD	42,965	EUR	30,733	Barclays Bank Plc	9/12/12	1,974
USD	120,706	EUR	88,247	Barclays Bank Plc	9/14/12	3,003
USD	113,706	EUR	82,955	UBS AG	9/17/12	3,058
USD	28,244	EUR	20,375	Barclays Bank Plc	9/19/12	1,067
USD	68,467	EUR	50,324	Barclays Bank Plc	9/24/12	1,339
USD	33,884	GBP	21,500	Deutsche Bank AG	10/01/12	(262)
USD	33,514	GBP	21,500	Deutsche Bank AG	10/04/12	(631)
INR	41,995,750	USD	825,794	Deutsche Bank AG	10/09/12	(4,140)
USD	9,048	EUR	6,585	Barclays Bank Plc	10/24/12	262
USD	65,552	EUR	47,248	Barclays Bank Plc	10/25/12	2,511
USD	26,408	EUR	18,969	Citibank NA	10/26/12	1,098
EUR	89,075	USD	119,075	Deutsche Bank AG	10/31/12	(221)
USD	125,579	EUR	89,075	Deutsche Bank AG	10/31/12	6,725
EUR	2,459	USD	3,288	Deutsche Bank AG	11/02/12	(7)
USD	3,420	EUR	2,459	Deutsche Bank AG	11/02/12	139
USD	21,149	EUR	15,341	Barclays Bank Plc	11/05/12	679
USD	1,180,775	EUR	857,000	Deutsche Bank AG	11/07/12	37,200
USD	5,613	EUR	4,082	Barclays Bank Plc	11/08/12	166
USD	134,118	EUR	98,696	UBS AG	11/19/12	2,406
USD	200,000	EUR	151,837	Deutsche Bank AG	1/30/13	(2,766)
CLP	182,965,000	USD	365,200	Morgan Stanley Capital Services Inc.	1/31/13	3,562
CLP	136,164,600	USD	269,499	Morgan Stanley Capital Services Inc.	2/01/13	4,912
IDR	11,679,000,000	USD	1,267,115	JPMorgan Chase Bank NA	2/06/13	(17,674)
CLP	88,700,000	USD	178,939	Barclays Bank Plc	2/13/13	(381)
USD	33,691	GBP	21,500	Deutsche Bank AG	10/01/13	(342)
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(8,697)
Total						$538,223

•	Credit default swaps on single-name issues - sold protection outstanding as of February 29, 2012 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Issuer Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)

Republic of Indonesia	1.00%	Credit Suisse Securities (USA) LLC	3/20/16	BB+	USD	500	$2,156
Republic of Indonesia	1.00%	Deutsche Bank AG	3/20/16	BB+	USD	500	2,246
Republic of Indonesia	1.00%	Morgan Stanley Capital Services Inc.	3/20/16	BB+	USD	700	3,145
Republic of Indonesia	1.00%	UBS AG	3/20/16	BB+	USD	500	2,065
Republic of South Korea	1.00%	UBS AG	3/20/16	A	USD	200	(1,216)
Total							$8,396

[1]	Using Standard & Poor’s rating.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of agreement.

FDP SERIES, INC.	FEBRUARY 29, 2012	12

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$5,948,081	—	$5,948,081
Common Stocks	$20,935	—	—	20,935
Corporate Bonds	—	41,638,506	—	41,638,506
Floating Rate Loan Interests	—	8,948,979	—	8,948,979
Foreign Agency Obligations	—	25,472,557	42,095	25,514,652
Non-Agency Mortgage- Backed Securities	—	7,800,049	—	7,800,049
Preferred Securities	89,224	3,513,607	—	3,602,831
Taxable Municipal Bonds	—	1,630,002	—	1,630,002
US Government Sponsored Agency Securities	—	43,548,763	—	43,548,763
US Treasury Obligations	—	44,948,007	—	44,948,007
Warrants	17,070	—	—	17,070
Short-Term Securities:
Foreign Agency Obligations	—	2,977,686	—	2,977,686
Time Deposits	—	2,861,624	—	2,861,624
Total	$127,229	$189,287,861	$42,095	$189,457,185

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$9,612	—	$9,612
Foreign currency exchange contracts	—	643,706	—	643,706
Liabilities:
Interest rate contracts	$(1,235)	—	—	(1,235)
Credit contracts	—	(1,216)	—	(1,216)
Foreign currency exchange contracts	—	(105,483)	—	(105,483)
Total	$(1,235)	$546,619	—	$545,384

[1]

Derivative financial instruments are swaps, financial futures contracts and foreign currency exchange contracts. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instruments.

FDP SERIES, INC.	FEBRUARY 29, 2012	13

Schedule of Investments February 29, 2012 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.3%
Precision Castparts Corp.	15,145	$2,535,727
Biotechnology — 2.4%
Biogen Idec, Inc. (a)	23,625	2,751,604
Chemicals — 8.1%
The Dow Chemical Co.	40,670	1,362,852
Monsanto Co.	49,159	3,803,923
PPG Industries, Inc.	12,132	1,107,045
Praxair, Inc.	25,924	2,825,716
		9,099,536
Commercial Banks — 5.0%
U.S. Bancorp	90,922	2,673,107
Wells Fargo & Co.	94,732	2,964,164
		5,637,271
Communications Equipment — 1.9%
QUALCOMM, Inc.	34,891	2,169,522
Computers & Peripherals — 6.0%
Apple, Inc. (a)	12,552	6,808,707
Distributors — 0.9%
Li & Fung Ltd.	422,000	962,305
Electrical Equipment — 1.1%
Rockwell Automation, Inc.	14,705	1,176,106
Energy Equipment & Services — 4.8%
Halliburton Co.	79,909	2,923,871
National Oilwell Varco, Inc.	30,193	2,491,828
		5,415,699
Food Products — 2.3%
Mead Johnson Nutrition Co.	33,617	2,613,722
Hotels, Restaurants & Leisure — 10.2%
McDonald’s Corp.	32,770	3,253,406
Starbucks Corp.	68,211	3,312,326
Wynn Resorts Ltd.	25,409	3,011,983
Yum! Brands, Inc.	29,237	1,936,659
		11,514,374
Internet & Catalog Retail — 4.0%
Amazon.com, Inc. (a)	5,097	915,880
Priceline.com, Inc. (a)	5,663	3,550,814
		4,466,694
Internet Software & Services — 5.2%
Baidu.com, Inc. - ADR (a)	25,396	3,471,633
Google, Inc., Class A (a)	2,820	1,743,465
Youku.com, Inc. - ADR (a)	25,467	640,241
		5,855,339
IT Services — 5.7%
Accenture Plc, Class A	43,231	2,573,974

Common Stocks	Shares	Value
IT Services (concluded)
Visa, Inc., Class A	33,184	$3,861,622
		6,435,596
Machinery — 5.0%
Cummins, Inc.	15,299	1,844,600
Danaher Corp.	39,175	2,069,615
Eaton Corp.	32,766	1,710,058
		5,624,273
Media — 4.1%
British Sky Broadcasting Group Plc	139,861	1,488,409
Time Warner, Inc.	85,305	3,174,199
		4,662,608
Multiline Retail — 0.5%
Dollar Tree, Inc. (a)	6,136	543,097
Oil, Gas & Consumable Fuels — 4.2%
Anadarko Petroleum Corp.	10,479	881,494
Continental Resources, Inc. (a)	6,246	566,387
Occidental Petroleum Corp.	31,358	3,272,834
		4,720,715
Personal Products — 1.2%
The Estée Lauder Cos., Inc., Class A	23,486	1,374,870
Pharmaceuticals — 2.7%
Allergan, Inc.	17,607	1,577,411
Bristol-Myers Squibb Co.	46,928	1,509,674
		3,087,085
Road & Rail — 2.9%
Union Pacific Corp.	29,140	3,212,685
Software — 1.5%
Check Point Software Technologies Ltd. (a)	23,756	1,381,649
VMware, Inc., Class A (a)	3,431	339,292
		1,720,941
Specialty Retail — 8.1%
AutoZone, Inc. (a)	1,318	493,565
The Home Depot, Inc.	39,525	1,880,204
O’Reilly Automotive, Inc. (a)	17,166	1,484,859
TJX Cos., Inc.	144,110	5,275,867
		9,134,495
Textiles, Apparel & Luxury Goods — 8.2%
Cie Financiere Richemont SA - ADR	395,907	2,418,992
Coach, Inc.	28,823	2,157,113
Deckers Outdoor Corp. (a)	8,678	648,767
Lululemon Athletica, Inc. (a)	4,449	298,172
Nike, Inc., Class B	34,855	3,761,552
		9,284,596
Transportation Infrastructure — 1.0%
Hutchison Port Holdings Trust	1,456,000	1,154,363

FDP SERIES, INC.	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Total Common Stocks – 99.3%		$111,961,930

Preferred Stocks
Commercial Banks — 0.5%
Wells Fargo & Co., Series J, 8.00%	17,400	508,950
Total Preferred Stocks – 0.5%		508,950
Total Long-Term Investments (Cost – $82,227,959) – 99.8%		112,470,880

Short-Term Securities	Par (000)
Time Deposits — 1.1%
United States — 1.1%
Wells Fargo & Co., 0.08%, 3/01/2012	$1,303	1,303,106
Total Short-Term Securities (Cost – $1,303,106) – 1.1%		1,303,106
Total Investments (Cost - $83,531,065*) – 100.9%		113,773,986
Liabilities in Excess of Other Assets – (0.9)%		(1,045,146)
Net Assets – 100.0%		$112,728,840

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,926,276
Gross unrealized appreciation	$30,157,965
Gross unrealized depreciation	(1,310,255)
Net unrealized appreciation	$28,847,710

(a)	Non-income producing security.

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Aerospace & Defense	$2,535,727	—	—	$2,535,727
Biotechnology	2,751,604	—	—	2,751,604
Chemicals	9,099,536	—	—	9,099,536
Commercial Banks	5,637,271	—	—	5,637,271
Communications Equipment	2,169,522	—	—	2,169,522
Computers & Peripherals	6,808,707	—	—	6,808,707
Distributors	—	$962,305	—	962,305
Electrical Equipment	1,176,106	—	—	1,176,106
Energy Equipment & Services	5,415,699	—	—	5,415,699
Food Products	2,613,722	—	—	2,613,722
Hotels, Restaurants & Leisure	11,514,374	—	—	11,514,374

FDP SERIES, INC.	FEBRUARY 29, 2012	2

Schedule of Investments (concluded)	Marsico Growth FDP Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks (concluded):
Internet & Catalog Retail	$4,466,694	—	—	$4,466,694
Internet Software & Services	5,855,339	—	—	5,855,339
IT Services	6,435,596	—	—	6,435,596
Machinery	5,624,273	—	—	5,624,273
Media	3,174,199	$1,488,409	—	4,662,608
Multiline Retail	543,097	—	—	543,097
Oil, Gas & Consumable Fuels	4,720,715	—	—	4,720,715
Personal Products	1,374,870	—	—	1,374,870
Pharmaceuticals	3,087,085	—	—	3,087,085
Road & Rail	3,212,685	—	—	3,212,685
Software	1,720,941	—	—	1,720,941
Specialty Retail	9,134,495	—	—	9,134,495
Textiles, Apparel & Luxury Goods	9,284,596	—	—	9,284,596
Transportation Infrastructure	—	1,154,363	—	1,154,363
Preferred Stocks:
Commercial Banks	508,950	—	—	508,950
Short-Term Securities	—	1,303,106	—	1,303,106
Total	$108,865,803	$4,908,183	—	$113,773,986

FDP SERIES, INC.	FEBRUARY 29, 2012	3

Schedule of Investments February 29, 2012 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 3.9%
Iluka Resources Ltd.	64,408	$1,142,254
Newcrest Mining Ltd.	22,947	818,961
Nufarm Ltd. (a)	132,609	668,190
Westpac Banking Corp.	106,110	2,367,175
		4,996,580
Belgium — 0.5%
KBC Bancassurance Holding	24,934	586,882
Bermuda — 0.4%
Hiscox Ltd.	81,894	533,825
Brazil — 2.6%
Diagnosticos da America SA	85,100	790,418
Itau Unibanco Holdings SA - ADR	55,130	1,160,486
Tim Participacoes SA - ADR	28,041	842,632
Tractebel Energia SA	34,130	605,784
		3,399,320
Canada — 1.2%
Bankers Petroleum Ltd. (a)	60,106	296,445
Teck Resources Ltd., Class B	29,731	1,190,502
		1,486,947
China — 1.3%
China Construction Bank, Class H	881,160	736,508
China Unicom Ltd.	500,000	893,719
		1,630,227
Czech Republic — 1.5%
CEZ AS	24,423	1,054,634
Komercni Banka AS	4,177	815,280
		1,869,914
Finland — 1.2%
Fortum Oyj	40,428	1,004,207
Outotec Oyj	9,680	593,626
		1,597,833
France — 8.7%
BNP Paribas SA	43,579	2,120,840
Danone SA	33,860	2,286,184
Dassault Systemes SA	12,278	1,016,186
Legrand Promesses	11,113	401,618
LVMH Moet Hennessy Louis Vuitton SA	7,429	1,243,516
Publicis Groupe	20,943	1,144,141
Sanofi-Aventis	11,339	838,778
Schneider Electric SA	22,836	1,545,913
Technip SA	4,800	523,366
		11,120,542
Germany — 8.1%
Bayer AG, Registered Shares	37,435	2,769,135
Bayerische Motoren Werke AG	18,954	1,750,134
GSW Immobilien AG (a)	11,351	357,055
Linde AG	13,160	2,188,623
Rhoen-Klinikum AG	39,292	769,534
Siemens AG, Registered Shares	20,594	2,052,514

Common Stocks	Shares	Value
Germany (concluded)
Symrise AG	16,094	$469,510
		10,356,505
Hong Kong — 4.0%
AIA Group Ltd.	365,400	1,379,251
Hang Lung Properties Ltd.	249,000	938,516
Hutchison Whampoa Ltd.	70,000	692,468
Li & Fung Ltd.	406,000	925,819
Sands China Ltd.	262,000	975,042
Sinotruk Hong Kong Ltd.	409,500	294,101
		5,205,197
India — 1.6%
HDFC Bank Ltd. - ADR	14,880	511,128
ICICI Bank, Ltd.	23,927	438,394
Reliance Industries Ltd.	53,436	892,557
Steel Authority of India	91,891	192,775
		2,034,854
Italy — 0.8%
Telecom Italia SpA	277,537	318,825
Telecom Italia SpA (Non- Convertible Savings Shares)	781,426	735,911
		1,054,736
Japan — 22.0%
Aeon Credit Service Co. Ltd.	35,700	517,256
Canon, Inc.	36,800	1,678,198
Chugoku Marine Paints Ltd.	48,000	331,364
Denso Corp.	33,800	1,126,860
East Japan Railway Co.	12,200	780,935
GLORY Ltd.	43,700	927,374
Honda Motor Co. Ltd.	36,800	1,413,406
Inpex Corp.	266	1,887,413
Japan Tobacco, Inc.	289	1,535,305
JGC Corp.	57,000	1,648,055
KDDI Corp.	228	1,447,507
Lawson, Inc.	21,600	1,271,354
Miraca Holdings, Inc.	35,600	1,360,320
Mitsubishi Corp.	46,300	1,137,835
Mitsubishi UFJ Financial Group, Inc.	178,300	921,475
Nippon Paint Co. Ltd.	52,000	407,632
Nippon Television Network Corp.	6,070	899,806
Nomura Research Institute Ltd.	28,700	684,182
Santen Pharmaceutical Co. Ltd.	38,400	1,523,779
Sony Financial Holdings, Inc.	35,900	652,862
Sumitomo Metal Industries Ltd.	155,000	324,621
Sumitomo Mitsui Financial Group, Inc.	77,400	2,627,006
Tokyo Gas Co. Ltd.	240,000	1,092,450
Yahoo! Japan Corp.	1,855	586,374
Yamato Holdings Co. Ltd.	95,600	1,510,291
		28,293,660

FDP SERIES, INC.	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Mexico — 0.4%
Kimberly-Clark de Mexico SA de CV	90,450	$504,050
Netherlands — 5.6%
Akzo Nobel NV	35,211	1,994,709
ASML Holding NV	11,173	508,023
Heineken NV	38,849	2,051,189
ING Groep NV CVA (a)	205,401	1,810,122
Koninklijke KPN NV	83,076	899,072
		7,263,115
Singapore — 0.6%
Keppel Corp. Ltd.	89,400	787,163
South Korea — 0.2%
Samsung Electronics Co. Ltd.	246	264,539
Spain — 2.2%
Amadeus IT Holding SA, Class A	24,045	456,759
Banco Santander SA	133,735	1,107,013
Inditex SA	13,233	1,217,905
		2,781,677
Sweden — 1.1%
Telefonaktiebolaget LM Ericsson, B Shares	138,182	1,384,333
Switzerland — 9.4%
Credit Suisse Group AG (a)	31,490	845,163
Julius Baer Group Ltd. (a)	21,077	826,417
Nestle SA, Registered Shares	62,160	3,800,137
Roche Holding AG	16,961	2,952,138
Schindler Holding AG	11,754	1,449,974
Sonova Holding AG, Registered Shares (a)	6,383	713,373
Swiss Reinsurance Co., Registered Shares (a)	25,668	1,524,908
		12,112,110
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	385,439	1,054,883
Thailand — 0.3%
Siam Commercial Bank PCL	82,100	352,652
United Kingdom — 19.4%
AMEC Plc	33,450	588,406
Barclays Plc	604,373	2,340,313
BG Group Plc	49,570	1,196,288
BP Plc	280,219	2,192,599
Cairn Energy Plc (a)	46,092	251,759
Compass Group Plc	50,780	507,592
GKN Plc	198,244	688,501
HSBC Holdings Plc	124,237	1,100,684
International Power Plc	179,265	985,596
Pearson Plc	42,140	802,431
Reckitt Benckiser Group Plc	26,130	1,444,223
Rio Tinto Plc	40,900	2,320,230
Rolls-Royce Holdings Plc (a)	86,101	1,112,781

Common Stocks	Shares	Value
United Kingdom (concluded)
Royal Dutch Shell Plc, Class A	100,078	$3,641,486
Standard Chartered Plc	108,958	2,803,010
Vodafone Group Plc	851,359	2,293,492
Whitbread Plc	26,221	706,224
		24,975,615
United States — 1.6%
Cognizant Technology Solutions Corp. (a)	9,690	687,505
Joy Global, Inc.	12,850	1,117,436
Synthes, Inc. (b)	1,309	226,616
		2,031,557
Total Long-Term Investments (Cost – $109,251,080) – 99.4%		127,678,716

Short-Term Securities	Par (000)
Time Deposits — 0.7%
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.08%, 3/01/12	HKD	152	19,592
Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.08%, 3/01/12	CHF	6	6,704
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.08%, 3/01/12	GBP	1	1,049
United States — 0.7%
Brown Brothers Harriman & Co., 0.08%, 3/01/12	USD	804	804,209
Total Short-Term Securities (Cost – $831,573) – 0.7%			831,554
Total Investments (Cost - $110,082,653*) – 100.1%			128,510,270
Liabilities in Excess of Other Assets – (0.1)%			(87,386)
Net Assets – 100.0%			$128,422,884

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$113,587,770
Gross unrealized appreciation	$19,392,138
Gross unrealized depreciation	(4,469,638)
Net unrealized appreciation	$14,922,500

(a)	Non-income producing security.

FDP SERIES, INC.	FEBRUARY 29, 2012	2

Schedule of Investments (continued)	MFS Research International FDP Fund

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Foreign currency exchange contracts as of February 29, 2012 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	163,390	USD	219,155	Deutsche Bank Securities Inc.	3/01/12	$(1,471)
GBP	7,249	USD	11,470	Barclays Bank Plc	3/01/12	63
GBP	73,798	USD	116,933	Barclays Bank Plc	3/01/12	473
JPY	1,272,916	USD	15,864	Citibank NA	3/01/12	(205)
USD	19,593	HKD	151,960	Brown Brothers Harriman & Co.	3/01/12	1
EUR	135,829	USD	182,880	Deutsche Bank Securities Inc.	3/02/12	(1,915)
JPY	1,282,960	USD	15,941	Deutsche Bank Securities Inc.	3/02/12	(159)
USD	282,992	KRW	317,908,023	Brown Brothers Harriman & Co.	3/02/12	(1,178)
EUR	43,675	USD	58,289	Citibank NA	3/05/12	(101)
JPY	1,938,234	USD	24,115	Bank Of America Securities LLC	3/05/12	(271)
USD	259,993	GBP	163,111	Bankers Trust International (Milan)	3/05/12	500
Total						$(4,263)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
USD	US Dollar

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

FDP SERIES, INC.	FEBRUARY 29, 2012	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

The following tables summarize the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long Term investments Common Stocks:
Australia	—	$4,996,580	—	$4,996,580
Belgium	—	586,882	—	586,882
Bermuda	—	533,825	—	533,825
Brazil	$3,399,320	—	—	3,399,320
Canada	1,486,947	—	—	1,486,947
China	—	1,630,227	—	1,630,227
Czech Republic	1,054,634	815,280	—	1,869,914
Finland	—	1,597,833	—	1,597,833
France	—	11,120,542	—	11,120,542
Germany	—	10,356,505	—	10,356,505
Hong Kong	—	5,205,197	—	5,205,197
India	511,128	1,523,726	—	2,034,854
Italy	—	1,054,736	—	1,054,736
Japan	—	28,293,660	—	28,293,660
Mexico	504,050	—	—	504,050
Netherlands	2,051,189	5,211,926	—	7,263,115
Singapore	—	787,163	—	787,163
South Korea	—	264,539	—	264,539
Spain	—	2,781,677	—	2,781,677
Sweden	—	1,384,333	—	1,384,333
Switzerland	—	12,112,110	—	12,112,110
Taiwan	—	1,054,883	—	1,054,883
Thailand	352,652	—	—	352,652
United Kingdom	—	24,975,615	—	24,975,615
United States	1,804,941	226,616	—	2,031,557
Short-Term Securities:
Time Deposits	—	831,554	—	831,554
Total	$11,164,861	$117,345,409	—	$128,510,270

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,037	—	$1,037
Liabilities:
Foreign currency exchange contracts	—	(5,300)	—	(5,300)
Total	—	$(4,263)	—	$(4,263)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

FDP SERIES, INC.	FEBRUARY 29, 2012	4

Schedule of Investments February 29, 2012 (Unaudited)	Van Kampen Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.0%
Honeywell International, Inc.	18,824	$1,121,346
Textron, Inc.	36,747	1,010,910
		2,132,256
Automobiles — 1.5%
General Motors Co. (a)	62,446	1,624,845
Beverages — 0.5%
PepsiCo, Inc.	7,653	481,680
Capital Markets — 4.2%
The Bank of New York Mellon Corp.	92,035	2,034,894
The Goldman Sachs Group, Inc.	8,597	989,859
Morgan Stanley	54,156	1,004,052
State Street Corp.	12,006	507,013
		4,535,818
Commercial Banks — 3.6%
Fifth Third Bancorp	67,468	918,240
The PNC Financial Services Group, Inc. (b)	500	29,760
US Bancorp	26,098	767,281
Wells Fargo & Co.	68,422	2,140,924
		3,856,205
Communications Equipment — 0.8%
Cisco Systems, Inc.	45,031	895,216
Computers & Peripherals — 2.5%
Dell, Inc. (a)	44,650	772,445
Hewlett-Packard Co.	75,106	1,900,933
		2,673,378
Diversified Financial Services — 6.9%
Bank of America Corp.	149,062	1,188,024
Citigroup, Inc.	91,417	3,046,014
JPMorgan Chase & Co.	79,319	3,112,478
		7,346,516
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	36,924	1,129,505
Verizon Communications, Inc.	41,612	1,585,834
		2,715,339
Electric Utilities — 2.8%
FirstEnergy Corp.	27,538	1,219,658
PPL Corp.	60,236	1,719,738
		2,939,396
Electrical Equipment — 0.7%
Emerson Electric Co.	15,836	796,709
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	58,463	762,358
Energy Equipment & Services — 4.3%
Halliburton Co.	59,238	2,167,518
Noble Corp.	15,832	636,130
Weatherford International Ltd. (a)	109,916	1,756,458
		4,560,106

Common Stocks	Shares	Value
Food & Staples Retailing — 3.1%
CVS Caremark Corp.	50,855	$2,293,561
Wal-Mart Stores, Inc.	17,415	1,028,878
		3,322,439
Food Products — 3.3%
Kraft Foods, Inc.	47,402	1,804,594
Unilever NV - ADR	52,434	1,746,577
		3,551,171
Health Care Providers & Services — 3.8%
Cardinal Health, Inc.	23,839	990,511
UnitedHealth Group, Inc.	38,244	2,132,103
WellPoint, Inc.	13,580	891,255
		4,013,869
Hotels, Restaurants & Leisure — 0.3%
Carnival Corp.	9,036	273,700
Household Products — 0.4%
The Procter & Gamble Co.	6,116	412,952
Industrial Conglomerates — 1.5%
General Electric Co.	83,626	1,593,075
Insurance — 5.3%
Aflac, Inc.	8,834	417,407
The Allstate Corp.	81,059	2,547,684
MetLife, Inc.	35,409	1,365,017
The Travelers Cos., Inc.	22,722	1,317,194
		5,647,302
Internet Software & Services — 3.7%
eBay, Inc. (a)	66,897	2,390,899
Yahoo! Inc. (a)	108,621	1,610,849
		4,001,748
Machinery — 2.1%
Ingersoll-Rand Plc	56,250	2,243,250
Media — 10.7%
Comcast Corp., Class A	133,851	3,932,542
News Corp., Class B	93,348	1,894,031
Time Warner Cable, Inc.	27,852	2,209,778
Time Warner, Inc.	35,237	1,311,169
Viacom, Inc., Class B	44,120	2,100,994
		11,448,514
Metals & Mining — 1.1%
Alcoa, Inc.	119,404	1,214,339
Multiline Retail — 1.1%
Macy’s, Inc.	9,480	359,956
Target Corp.	14,395	816,052
		1,176,008
Oil, Gas & Consumable Fuels — 8.8%
BP Plc - ADR	50,796	2,395,539
Chesapeake Energy Corp.	32,113	802,825
Chevron Corp.	20,164	2,200,296
Murphy Oil Corp.	21,699	1,387,434

FDP SERIES, INC.	FEBRUARY 29, 2012	1

Schedule of Investments (continued)	Van Kampen Value FDP Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (concluded)
QEP Resources, Inc.	13,769	$470,074
Royal Dutch Shell Plc - ADR	30,129	2,202,128
		9,458,296
Paper & Forest Products — 2.8%
International Paper Co.	84,764	2,979,455
Personal Products — 0.3%
Avon Products, Inc.	18,678	349,092
Pharmaceuticals — 9.6%
Abbott Laboratories	7,080	400,799
Bristol-Myers Squibb Co.	62,885	2,023,010
GlaxoSmithKline Plc - ADR	25,570	1,133,007
Merck & Co., Inc.	52,634	2,009,040
Pfizer, Inc.	126,871	2,676,978
Roche Holding AG - ADR	20,651	899,970
Sanofi-Aventis - ADR	29,224	1,082,165
		10,224,969
Semiconductors & Semiconductor Equipment — 1.1%
Intel Corp.	29,214	785,272
KLA-Tencor Corp.	8,060	390,104
		1,175,376
Software — 2.7%
Microsoft Corp.	91,741	2,911,859
Specialty Retail — 2.2%
Home Depot, Inc.	6,994	332,704
Lowe’s Cos., Inc.	42,392	1,203,085

Common Stocks	Shares	Value
Specialty Retail (concluded)
Staples, Inc.	57,107	$837,189
		2,372,978
Wireless Telecommunication Services — 1.0%
Vodafone Group Plc - ADR	39,146	1,060,465
Total Long-Term Investments (Cost – $89,359,016) – 97.9%		104,750,679

Short-Term Securities	Par (000)
Time Deposits — 2.2%
United States — 2.2%
Wells Fargo & Co., 0.08%, 3/01/12	$2,321	2,321,184
Total Short-Term Securities (Cost – $2,321,184) – 2.2%		2,321,184
Total Investments (Cost - $91,680,200*) – 100.1%		107,071,863
Liabilities in Excess of Other Assets – (0.1)%		(65,043)
Net Assets – 100.0%		$107,006,820

*	As of February 29, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$93,388,201
Gross unrealized appreciation	$22,120,341
Gross unrealized depreciation	(8,436,679)
Net unrealized appreciation	$13,683,662

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2011	Shares Purchased	Shares Sold	Shares Held at February 29, 2012	Value at February 29, 2012	Realized Gain/Loss	Income
The PNC Financial Services Group, Inc.	500	—	—	500	$29,760	—	$525

FDP SERIES, INC.	FEBRUARY 29, 2012	2

Schedule of Investments (concluded)	Van Kampen Value FDP Fund

Portfolio Abbreviation

ADR	American Depositary Receipts

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 29, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments
Long-Term Investments[1]	$104,750,679	—	—	$104,750,679
Short-Term Securities	—	$2,321,184	—	2,321,184
Total	$104,750,679	$2,321,184	—	$107,071,863

[1]	See above Schedule of Investments for values in each industry.

FDP SERIES, INC.	FEBRUARY 29, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: April 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: April 24, 2012